Condensed Consolidated Interim Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Operating activities
Net income (loss)	$ 2,929	$ (4,472)
Adjustments for non-cash items:
Deferred income tax expense (recovery)	2,337	(1,065)
Depreciation and depletion	1,007	985
Accretion of reclamation provision	21	23
Gain (loss) on investments	1,282	(101)
Unrealized foreign exchange loss	32	1,015
Unwinding of fair value adjustment	92	(12)
Fair value adjustment on warrant liability	(2,606)	(1,044)
Realized loss on warrants exercised	0	1,111
Share-based payments	1,062	1,114
Cash provided by (used in) operating activities before working capital items	6,156	(2,446)
Net change in non-cash working capital items	990	1,284
Cash provided by (used in) operating activities	7,146	(1,162)
Financing activities
Shares and units issued for cash, net of issuance costs	30	19,146
Term facility payments		(1,667)
Lease liability payments	(674)	(172)
Equipment loan payments		(72)
Cash provided by (used in) financing activities	(644)	17,235
Investing activities
Exploration and evaluation expenditures	(597)	(725)
Additions to plant, equipment and mining properties	(2,824)	(228)
Acquisition of La Preciosa	(15,289)
Cash provided by (used in) investing activities	(18,710)	(953)
Change in cash	(12,208)	15,120
Effect of exchange rate changes on cash	234	(19)
Cash, beginning	24,765	11,713
Cash, ending	$ 12,791	$ 26,814